Long-Term Debt and Other Financial Liabilities, Alpha Bank Loan Facility (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) Installment	May 20, 2021 USD ($) Loan	Dec. 31, 2020 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 207,917		$ 173,289
Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity		$ 37,450
Number of existing loan facilities being refinanced | Loan		2
Term of loan	4 years
Interim balloon payment	$ 4,500
Final balloon payment	14,950
Average quarterly minimum liquidity to be maintained in earnings account	$ 500
Alpha Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 1,500
Alpha Bank Loan Facility [Member] | Second Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 1,250
Alpha Bank Loan Facility [Member] | Last Eight Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	8
Frequency of periodic payment	quarterly
Installment payment	$ 875
Alpha Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Market value of vessels plus additional security as percentage of aggregate outstanding loan	1.25
Alpha Bank Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.50%
Alpha Bank Loan Facilities Secured by Leadership and Squireship [Member]
Senior Long-Term Debt [Abstract]
Balance outstanding		$ 25,450